Income tax expense (benefit) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense (benefit) [Abstract]
Current income tax expense	₩ 286,375	₩ 829,969	₩ 2,950,812
Payment of income tax	378,715	881,583	2,689,640
Adjustment in respect of prior years due to change in estimate	(195,648)	4,484	231,113
Current income tax directly recognized in equity	101,528	(56,098)	30,059
Income tax directly adjusted to shareholders' equity (except for accumulated other comprehensive income (loss))	4,273	5,223	(1,753)
Dividends of hybrid securities	4,273	5,248	5,253
Gain on disposal of investments in subsidiaries	0	0	(7,006)
Effect of change in effective tax rate	0	(25)	0
Income tax recognized as other comprehensive income (loss)	97,255	(61,321)	31,812
Gain on valuation of financial assets at fair value through other comprehensive income	35,798	0	0
Gain (loss) on valuation of available-for-sale financial assets	0	(2,551)	(8,143)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	6,639	(11,016)	(18,335)
Remeasurements of defined benefit obligations	53,703	(80,645)	49,986
Investments in associates	6,592	8,649	7,731
Others	(5,477)	24,242	573
Effect of change in accounting policy	1,780	0	0
Deferred income tax expense (benefit)	(1,112,696)	1,342,855	414,329
Generation and realization of temporary differences	(495,658)	1,283,012	509,762
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods	(28,509)	44,573	(86,845)
Changes in deferred tax on tax losses carryforwards	(572,305)	0	0
Tax credit carryforwards	(16,224)	15,270	(8,588)
Income tax expense (benefit)	₩ (826,321)	₩ 2,172,824	₩ 3,365,141